DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

NOTE 6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments, and other receivables consists of the following:

	November 30, 2023	August 31, 2023

Deposits and Prepayments	$122,364	$20,777
Other receivables (Advances to suppliers)	373,086	596,730

Total	$495,450	$617,507

NOTE 6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments, and other receivables consists of the following:

	August 31, 2023	August 31, 2022

Deposits and Prepayment	20,777	61,270
Other receivables (Advances to suppliers)	596,730	770,396
Total	617,507	831,666